Dear Fellow Shareholders:

  Performance Review--Total return of the Fund at market value was 8.4% for the first quarter of 2000. In comparison, a composite of the S&P Utilities Index and Lehman Utility Bond Index, reflecting the stock and bond ratio of your Fund, had a total return of 6.1% for the quarter. While the S&P Utilities Index was up 8.1% for the quarter, Index member performance was quite disparate with Enron Corporation (up 69%) providing virtually all the index advance. The Lehman Brothers Utility Bond Index had a total return of just .5% for the same period.

  During the first quarter of 2000 your Fund paid three monthly 6.5 cent per share dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized or an 8.85% common stock dividend yield based on the March 31, 2000 closing price of $8.8125 per share. That yield compares favorably with the quarter-end yield of 4.03% on the Dow Jones Utility Index and the 4.82% yield on the S&P Utilities Index.

  Generation Spinoffs Unlock Value for Electric Utilities: A growing number of electric utilities have begun steps to spin off unregulated generation business segments in order to fully realize their value. We view this as simply the next logical step in the process of electric industry deregulation. As we have discussed in the past, deregulation will likely lead to many electric companies concentrating on either the regulated, more stable, customer-focused end of the business (distribution of electricity and gas) or on the higher-growth, less regulated, commodity-focused end of the business (generation of electricity). Deregulation has progressed far enough in some states for some electric companies to have become "distribution only" companies, which do not own their own generation. Other utilities have begun to amass large portfolios of unregulated generation capacity.

  The market has been very enthusiastic about the still-emerging, wholesale energy markets, with their opportunities for greater growth and potential profits from trading the energy commodity. The market has rewarded the Independent Power Producer (IPP) companies with high valuations. The major, publicly-traded, "pure play" IPPs--AES Corp. and Calpine Corp.--had price/earnings (P/E) ratios of 27 and 41, respectively, at March 31, 2000. Electric utilities have looked with growing envy at these valuations, as many electric companies have substantially the same sorts of assets locked in their companies but are only valued at 8 to 10 P/E ratios.

  To date, electric companies have been reluctant to let go of their higher growth business segments. Also, there are relatively few electric companies with unregulated generation business that are large enough in scale to spin off. However, this has begun to change as several electric companies have announced the spin off of generation businesses. Northern States Power Company and Southern Company have announced their intention to spin off their faster growing generating businesses.

  In evaluating electric utilities which have businesses outside of their core utility business, we look at management's track record and whether there is a clear strategy to realize value from the unregulated businesses. For example, the Fund owns Northern States Power Company, which recently filed to offer to the public 18% of its successful IPP business, NRG Energy Inc. Northern States hopes to capture the higher IPP market multiple for NRG Energy, on which the market is currently placing little value.

  The Fund also owns Duke Energy Corp, an industry leader in IPP development, energy "convergence" and energy trading. Duke's higher growth IPP business already contributes a significant portion of earnings and Duke has indicated it will consider options such as spinning off the business if it is necessary in order to realize full value. The Fund also owns Edison International, Entergy Group, Unicom Corp. (soon to merge with PECO Energy Co.), and El Paso Energy Corporation, each of which have developed attractive energy related businesses which may be candidates for spin off. In any event, your Fund's analysts carefully review many electric companies, both current and potential future holdings, with attractive assets which might be favorably revalued over the next several years by the market.

  Better Shareholder Value Is Also The Call In The Telecommunication Industry:
In an attempt to increase their stock prices, telecommunications companies are looking more toward tracking stocks (trackers) and/or Initial Public Offerings
(IPOs) in an attempt to highlight "hidden" growth opportunities. For example:
AT&T Corp. just completed a $10.6 billion offering for a wireless tracker; BellSouth Corporation announced plans for a Latin American wireless tracker; Bell Atlantic Corporation closed its wireless merger with Vodafone PLC's U.S. operations and announced its intentions to IPO a part of the company; and SBC/BellSouth plan to merge their domestic wireless operations to create a (mostly) nationwide provider and likely will consider an IPO early next year.

  Not to be outdone, the European telecommunications companies have been very prolific with their own plans for IPOs of mobile and data operations. Spain's Telefonica S.A., Portugal Telecom S.A. and Deutsche Telekom AG have already completed IPOs of their Internet businesses, and Swisscom AG is considering the same. Mobile communication spinoffs are next on the agenda for Deutsche Telekom, Telefonica, and KPN NV. The trend is no different in the Pacific region as Telecom Corporation of New Zealand and Telstra Corp have indicated their interest in similar moves.

  Your Fund's management team applauds these companies for trying to find ways to highlight the value of their underlying assets that for the most part have gone unnoticed. For example, we believe the Fund's three largest holdings-- Bell Atlantic, SBC Communications, and BellSouth--are significantly undervalued when measured on a sum of the parts basis. However, we also believe that there is an important balance that must be achieved between spinning off high growth businesses while maintaining growth in the core business. Your Fund's management team will continue to watch these developments closely and discuss our opinions on increasing shareholder value with the companies' managements.

  Board of Directors Meeting: At the regular April Board of Directors meeting, the Board declared the following monthly dividends:

           Cents Per Share               Record Date                         Payable Date
           ---------------               -----------                         ------------
              6.5 cents                    May 29                             June 12
              6.5 cents                    June 30                            July 10
              6.5 cents                    July 31                            August 10

  Annual Meeting of Shareholders: The annual Meeting of Shareholders was held April 25 in Naples, Florida. Shareholders elected the three nominees for members of the Board of Directors with terms expiring in 2003: Harry J. Bruce, Nancy Lampton, and David J. Vitale. Additionally, shareholders ratified the selection of Arthur Anderson LLP as independent public accountants for the Fund until the annual meeting of shareholders to be held in 2001.

  Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available to all registered shareholders. Those shareholders whose shares are held for them by a brokerage house or nominee in "street name" may not participate in the Fund's automatic dividend reinvestment plan. For such shareholders desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

  As an added service, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York.

  Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site http://www.duffutility.com.

  We appreciate your interest in Duff & Phelps Utilities Income Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen
Claire V. Hansen, CFA
Chairman, Chief Executive Officer and President

                      DUFF & PHELPS UTILITIES INCOME INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                                 March 31, 2000
COMMON STOCKS--73.0%

                                                                       Market
                                                                       Value
 Shares      Company                                                  (Note 1)
 ------      -------                                                ------------
             [_] ELECTRIC--32.0%
   1,096,000 Dominion Resources..................................   $ 42,127,500
   1,265,000 DQE Incorporated....................................     57,557,500
   1,000,000 DTE Energy Co.......................................     29,000,000
   1,300,000 Duke Energy Corp....................................     68,250,000
   2,658,400 Edison International................................     44,029,750
   1,593,400 Endesa S.A..........................................     37,345,312
   1,005,000 Entergy Corp........................................     20,288,438
   1,600,100 FPL Group Inc.......................................     73,704,606
     624,300 GPU Inc.............................................     17,090,213
     215,000 National Grid Group PLC ADR.........................      9,782,500
     770,000 National Grid Group PLC (United Kingdom)............      7,031,823
     115,100 National Power PLC ADR..............................      2,395,519
   2,256,600 NiSource Inc........................................     38,080,125
   1,000,000 Northern States Power Co. ..........................     19,875,000
   1,318,600 NSTAR...............................................     55,381,200
   1,120,000 Pinnacle West Capital Corp..........................     31,570,000
      91,500 Powergen PLC ADR....................................      2,333,250
   1,800,000 Reliant Energy Inc..................................     42,187,500
     850,000 Scottish & Southern Energy (United Kingdom).........      6,982,772
     200,000 Scottish & Southern Energy ADR......................     16,431,620
   1,600,000 Scottish Power PLC ADR..............................     50,700,000
   1,182,600 Sierra Pacific Resources............................     14,782,500
   1,800,000 Unicom Corp.........................................     65,700,000
                                                                    ------------
                                                                     752,627,128
             [_] GAS--13.2%
     926,000 AGL Resources.......................................     17,015,250
     825,600 Columbia Energy Group...............................     48,916,800
   1,494,800 El Paso Energy Corp.................................     60,352,550
     700,000 Enron Corp..........................................     52,412,500
     400,000 National Fuel Gas Co................................     17,825,000

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2000

                                                                       Market
                                                                       Value
 Shares      Company                                                  (Note 1)
 ------      -------                                                ------------
     594,700 NICOR Inc...........................................   $ 19,587,931
   2,050,000 Utilicorp United Inc................................     37,028,125
   1,300,000 Williams Companies Inc..............................     57,118,750
                                                                    ------------
                                                                     310,256,906
             [_] TELECOMMUNICATION--19.4%
     600,000 Alltell Corp........................................     37,837,500
   1,619,000 Bell Atlantic Corp..................................     98,961,375
   1,530,000 BellSouth Corp......................................     71,910,000
   2,137,230 SBC Communications Inc..............................     89,763,660
     700,000 Swisscom AG ADR.....................................     26,731,250
     900,000 Tele-Danmark A/S ADR................................     41,793,750
     856,250 Telecom Corp. of New Zealand Interim ADR............     31,413,672
     568,400 Telstra Corp. ADR...................................     13,357,400
     500,000 Telstra Corp. ADR PP................................      7,062,500
   1,620,000 Vivendi ADR.........................................     37,358,334
                                                                    ------------
                                                                     456,189,441
             [_] NON-UTILITY--8.4%
     125,000 Alexandria Real Estate Equities Inc. ...............      3,750,000
     250,000 Apartment Investment & Management Co. ..............      9,546,875
     200,000 Avalon Bay Communities Inc..........................      7,325,000
     409,000 Boston Properties Inc...............................     13,011,313
     100,000 Bradley Real Estate Inc.............................      1,706,250
      79,900 Camden Property Trust...............................      2,162,294
     338,800 CBL & Associates Properties Inc.....................      6,924,225
     370,000 Centerpoint Properties Corporation..................     13,481,875
     290,000 Chelsea GCA Realty Inc..............................      8,410,000
     225,000 Cornerstone Properties Inc..........................      3,923,437
     400,000 Developers Diversified Realty Corp..................      5,550,000
     221,500 Duke-Weeks Realty Corp..............................      4,236,188
     300,000 Equity Residential Properties Trust.................     12,056,250
     250,000 Essex Property Trust Inc............................      9,000,000
     278,100 First Industrial Realty Trust ......................      7,578,225
     153,416 Frontline Capital Group ............................      6,750,304
     250,000 General Growth Properties, Inc......................      7,609,375

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2000

                                                                      Market
                                                                      Value
 Shares  Company                                                     (Note 1)
 ------  -------                                                  --------------
  49,000 Great Lakes REIT Inc..................................   $      741,125
 200,000 Kimco Realty Corp.....................................        7,500,000
 215,000 Macerich Co...........................................        4,434,375
 145,000 Mack-Cali Realty Corp. ...............................        3,697,500
 162,000 ProLogis Trust .......................................        3,118,500
 525,100 Reckson Associates Realty Corp........................        9,845,625
 171,545 Reckson Associates Realty Corp. Class B...............        3,516,672
 262,200 Smith Charles E. Residential Realty Inc. .............        9,471,975
 256,100 Spieker Properties Inc................................       11,396,450
 139,000 United Dominion Realty Trust..........................        1,398,688
 200,000 Urban Shopping Centers Inc............................        5,812,500
  22,250 Vornado Operating Inc.................................          285,078
 370,000 Vornado Realty Trust..................................       12,395,000
                                                                  --------------
                                                                     196,635,099
                                                                  --------------
         Total Common Stocks (Cost--$1,589,488,685)............    1,715,708,574
                                                                  --------------

PREFERRED STOCKS--6.3%

         [_] NON-UTILITY--1.4%
 500,000 Cox Communications Inc. 7% 8/16/02....................       31,750,000
                                                                  --------------
                                                                      31,750,000
         [_] UTILITY--4.9%
 175,000 Coastal Corp. 6 5/8% 8/16/02..........................        4,954,688
 700,000 Duke Capital Financing Trust III 8 3/8% 8/31/29.......       17,062,500
 223,500 EIX Trust II Series B 6.60% 10/29/29..................        5,028,750
 550,000 MediaOne Group 7.00% 11/15/02.........................       28,600,000
 500,000 NiSource Industries Inc. 7.75% 2/19/03................       18,250,000
 789,100 Texas Utilities Co....................................       31,120,131
 450,900 Utilicorp United Inc. 9 3/4% 11/16/02.................       10,032,525
                                                                  --------------
                                                                     115,048,594
                                                                  --------------
         Total Preferred Stocks (Cost--$152,067,438) ..........      146,798,594
                                                                  --------------


     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2000

BONDS--22.8%

                                                    Ratings
                                           --------------------------
                                                             Standard   Market
                                            Duff &             and      Value
  Par Value  Company                        Phelps   Moody's  Poor's   (Note 1)
  ---------  -------                       --------- ------- -------- ----------
             [_] ELECTRIC--12.3%
 $ 5,000,000 AES Ironwood Corp.
              8.857%, due 11/30/25.......  Not Rated  Baa3     BBB-    5,110,465
  24,920,000 Alabama Power Co.
              9%, due 12/01/24...........  AA-        A1       A+     25,964,223
  18,050,000 Comed Financing II
              8 1/2%, due 1/15/27........  Not Rated  Baa3     BBB-   17,675,282
   7,500,000 Commonwealth Edison Co.
              9 7/8%, due 6/15/20........  A-         Baa1     BBB+    8,249,475
   8,850,000 Commonwealth Edison Co.
              8 5/8%, due 2/01/22........  A-         Baa1     BBB+    8,903,188
   5,000,000 Commonwealth Edison Co.
              8 3/8%, due 9/15/22........  A-         Baa1     BBB+    4,969,195
  10,000,000 Commonwealth Edison Co.
              8 3/8%, due 2/15/23........  A-         Baa1     BBB+    9,939,570
  24,000,000 Dominion Resources Capital
              Trust
              7.83%, due 12/01/27........  Not Rated  Baa1     BBB-   21,941,640
   5,000,000 Gulf States Utilities
              8.94%, due 1/01/22.........  BBB+       Baa3     BBB-    5,016,210
   5,000,000 Illinois Power Co.
              7 1/2%, due 7/15/25........  A          Baa1     BBB     4,529,025
   5,000,000 Louisiana Power & Light Co.
              8 3/4%, due 3/01/26........  BBB+       Baa2     BBB     4,979,820
  15,000,000 New York State Electric &
              Gas Corp.
              9 7/8%, due 11/01/20.......  Not Rated  A3       A      15,816,780
   4,000,000 New York State Electric &
              Gas Corp.
              8 7/8%, due 11/01/21.......  Not Rated  A3       A       3,985,964
  27,580,000 Potomac Electric Power Co.
              9%, due 6/01/21............  A+         A1       A      28,586,063
  10,000,000 Public Service Co. of
              Colorado
              8 3/4%, due 3/01/22........  A          A3       A      10,144,110
  22,750,000 Puget Capital Trust
              8.231%, due 6/01/27........  Not Rated  Baa2     BBB-   21,485,646

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2000

                                                  Ratings
                                         --------------------------
                                                           Standard   Market
                                          Duff &             and       Value
 Par Value  Company                       Phelps   Moody's  Poor's   (Note 1)
 ---------  -------                      --------- ------- -------- -----------
  3,000,000 Rochester Gas & Electric
             Corp.
             9 3/8%, due 4/01/21......   A-         A3       A-       3,124,350
 13,000,000 Southern Co. Capital Trust
             8.14%, due 2/15/27.......   Not Rated  A3       BBB+    12,311,390
 29,830,000 Texas Utilities Electric
             Co.
             9 3/4%, due 5/01/21......   A-         A3       BBB+    31,664,068
 10,000,000 Texas Utilities Electric
             Co.
             8 3/4%, due 11/01/23.....   A-         A3       BBB+    10,144,500
 12,000,000 UtiliCorp United Inc.
             8%, due 3/01/23..........   BBB        Baa3     BBB     11,037,600
  5,000,000 Virginia Electric & Power
             Co.
             8 5/8%, due 10/01/24.....   Not Rated  A2       A        5,069,505
 17,700,000 Virginia Electric & Power
             Co.
             8 1/4%, due 3/01/25......   Not Rated  A2       A       17,445,315
                                                                    -----------
                                                                    288,093,384
            [_] GAS--2.4%
  2,125,000 ANR Pipeline Co.
             9 5/8%, due 11/01/21.....   Not Rated  Baa1     BBB+     2,467,933
  8,875,000 Enron Corp.
             9.65%, due 5/15/01.......   BBB+       Baa1     BBB+     9,046,332
  5,000,000 KN Energy Inc.
             7 1/4%, due 3/01/28......   Not Rated  Baa2     BBB-     4,471,885
 10,000,000 Phillips Petroleum Co.
             9.18%, due 9/15/21.......   BBB        A3       A-       9,835,510
  5,000,000 Southern California Gas
             Co.
             8 3/4%, due 10/01/21.....   AA         A1       AA-      5,100,465
  6,488,000 Southern Union Co.
             7.60%, due 2/01/24.......   BBB+       Baa2     BBB+     5,969,531
 10,000,000 TE Products Pipeline Co.
             7.51%, due 1/15/28.......   Not Rated  Baa2     BBB+     9,153,840
  9,000,000 Trans-Canada Pipeline
             9 1/8%, due 4/20/06......   Not Rated  A3       BBB      9,540,000
                                                                    -----------
                                                                     55,585,496

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2000

                                                Ratings
                                       --------------------------
                                                         Standard   Market
                                        Duff &             and       Value
 Par Value  Company                     Phelps   Moody's  Poor's   (Note 1)
 ---------  -------                    --------- ------- -------- -----------
            [_] TELECOMMUNICATION--
             7.0%
 44,000,000 AT & T Corp.
             8.35%, due 1/15/25.....   AA-        A1       AA-     44,299,332
 22,428,000 GTE Corp.
             9 3/8%, due 12/01/00...   A-         Baa1     A       22,778,707
  6,000,000 GTE Corp.
             10 1/4%, due 11/01/20..   A-         Baa1     A        6,363,510
 12,000,000 GTE California Inc.
             8.07%, due 4/15/24.....   AA         A2       AA-     11,680,668
 16,625,000 GTE Corp.
             7.90%, due 2/01/27.....   A-         Baa1     A       15,964,871
 11,995,000 Mountain States
             Telephone
             9 1/2%, due 5/01/00....   Not Rated  A2       A+      12,014,000
 13,750,000 New England Telephone
             & Telegraph
             9%, due 8/01/31........   AA         Aa2      AA      14,494,672
 10,000,000 New York Telephone Co.
             7 5/8%, due 2/01/23....   A          A2       A+       9,438,070
 20,740,000 New York Telephone Co.
             9 3/8%, due 7/15/31....   A          A2       A+      21,850,523
  5,000,000 US West Communications
             8 7/8%, due 6/01/31....   AA-        A2       A        5,131,830
                                                                  -----------
                                                                  164,016,183
            [_] NON-UTILITY--1.1%
  8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20....   A          A3       A        9,644,152
 19,940,000 EOP Operating LP
             7 1/2%, due 4/19/29....   BBB+       Baa1     BBB+    17,475,835
                                                                  -----------
                                                                   27,119,987
                                                                  -----------
            Total Bonds (Cost--$568,284,971)....................  534,815,050
                                                                  -----------

     The accompanying note is an integral part of this financial statement.

                      DUFF & PHELPS UTILITIES INCOME INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                 March 31, 2000

                                                 Ratings
                                         -----------------------
                                                        Standard     Market
                                         Duff &           and        Value
 Par Value  Company                      Phelps Moody's  Poor's     (Note 1)
 ---------  -------                      ------ ------- -------- --------------


 U.S. TREASURY OBLIGATIONS--3.1%
 66,000,000 U.S. Treasury Bonds
             11 3/4%, due 2/15/01.....                               68,990,658
 3,250,000  U.S. Treasury Notes
             13 3/8%, due 8/15/01.....                                3,539,455
                                                                 --------------
            Total U.S. Treasury Obligations (Cost--
             $82,272,109)......................................      72,530,113
                                                                 --------------
 COMMERCIAL PAPER--2.6%
 30,000,000 American Express Credit
             Co.
             5.85%, due 4/03/00.......                               29,990,250
 30,000,000 Ford Motor Credit Co.
             5.97%, due 4/03/00.......                               29,990,050
                                                                 --------------
            Total Commercial Paper (Amortized Cost
             $59,980,300)......................................      59,980,300
                                                                 --------------
 CASH AND OTHER ASSETS LESS LIABILITIES--(7.7%)................   (181,503,036)
                                                                 --------------
 NET ASSETS
 (equivalent to $8.83 per share of common stock based on
 209,285,757 shares of common stock outstanding, authorized
 250,000,000 shares, $0.001 par value per share and 5,000
 shares remarketed preferred stock outstanding, authorized
 100,000,000 shares, liquidation preference $100,000 per share,
 $0.001 par value per share)...................................  $2,348,329,595
                                                                 ==============

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
--------
(1) The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

Board of Directors

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

BERYL W. SPRINKEL

Officers

CLAIRE V. HANSEN, CFA
Chairman, President and Chief Executive Officer

NATHAN I. PARTAIN, CFA
Executive Vice President and Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

Duff & Phelps
Utilities Income Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder Inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian
The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown & Platt
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

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                                                             Duff & Phelps
                                                     Utilities Income Inc.





                                                          First Quarter
                                                          Report

                                                          March 31, 2000
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